FORM 13F

FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  March 31, 2005

Check here if Amendment [ ];  Amendment Number:


This Amendment (Check only one):  [ ] is a restatement.

				  [ ] adds new holding entries.


Institutional Investment Manager Filing this Report:

Name:   YCMNET Advisors, Inc.

Address:  2001 North Main Street

                Suite 270

                Walnut Creek, CA  94596

13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood and all required items, statements, schedules, lists and tables,are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Michael Yoshikami

Title:  President

Phone:  925-935-2900



Signature, Place and Date of Signing:

Michael Yoshikami   Walnut Creek, CA  May 13, 2005



Report Type (Check only one):

[x]   13F HOLDINGS REPORT.


[ ]   13F NOTICE.


[ ]   13F COMBINATION REPORT.



List of Other Managers Reporting for this Manager:


NONE

13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:  0


Form 13F Information Table Entry Total:  59


Form 13F Information Table Value Total:  261.081
                                        (thousands)



List of Other Included Managers:


NONE




Name of 	   Title of  Cusip       Value    Shares    Disc  Other Voting
Issuer		   Class		(x$1000)   		  Mgrs
Pimco Calif Muni    oa       2689212     225      90        Sole  None  Sole
Applied Mat Inc     Common   38222105    527      32421     Sole  None  Sole
Aramark             Common   38521100    $5490	  208913    Sole  None  Sole
Auto Data Process   Common   53015103    $5656	  125839    Sole  None	Sole
BWC Financial       Common   56042104    $532	  20723     Sole  None	Sole
Barclays Glb Inv    ETF      464287234   $14545   71721     Sole  None	Sole
Barclays Glb Inv    ETF      464287705   $12981   81707     Sole  None	Sole
Barclays Glb Inv    ETF      464286848   $12539   1195326   Sole  None	Sole
Barclays Glb Inv    ETF      464287614   $337	  2697      Sole  None	Sole
Barclays Glb Inv    ETF      464287507   $1159	  8814      Sole  None	Sole
Barclays Glb Inv    ETF      464287804   $1516	  238183    Sole  None	Sole
Barclays Glb Inv    ETF      464287705   $12364   92319     Sole  None	Sole
Barclays Glb Inv    ETF      464287465   $11535   72616     Sole  None	Sole
Barclays Glb Inv    ETF      464287879   $24474   207462    Sole  None	Sole
Barclays Glb Inv    ETF      464287200   $497	  8150      Sole  None	Sole
Barclays Glb Inv    ETF      464287564   $605	  5133      Sole  None	Sole
Barclays Glb Inv    ETF      464287408   $984	  12164     Sole  None	Sole
Barclays Glb Inv    ETF      922908637   $18959   365995    Sole  None	Sole
Baxter Intl         Common   71813109    $5863    172538    Sole  None	Sole
Caledonia Mining    Common   12932K103   $2	  20000     Sole  None	Sole
Cendent             Common   151313103   $7748    377195    Sole  None	Sole
Chevrontexaco       Common   166764100   $6946    119127    Sole  None	Sole
Cisco Systems       Common   17275R102   $607	  33953     Sole  None	Sole
Citigroup inc       cb       172967BH3   $153	  150000    Sole  None	Sole
Citigroup inc       cb       172967BH3   $51	  50000     Sole  None	Sole
Coca Cola           Common   191216100   $5058    121381    Sole  None	Sole
Cmptrzd Thrml Imgng Common   20557C108   $1	  10000     Sole  None	Sole
Costco Whsl         Common   22160K105   $5591    126561    Sole  None	Sole
Disney              Common   254687106   $6365    221556    Sole  None  Sole
Fifth Third Bancorp Common   316773100   $4776    111126    Sole  None	Sole
Gap Inc             Common   364760108   $6090    278842    Sole  None  Sole
General Electric    Common   369604103   $6267    173787    Sole  None	Sole
General Motors      Pref     370442766   $2885    141067    Sole  None	Sole
Hdlanalysis.com     Common   404991135   $0       2150000   Sole  None	Sole
Hearme              Common   421903105   $2	  316058    Sole  None	Sole
Home Depot          Common   437076102   $5660    148015    Sole  None	Sole
Intel Corp.         Common   458140100   $3193    137469    Sole  None  Sole
Intl Bus Machines   Common   459200101   $409	  4481      Sole  None	Sole
Johnson & Johnson   Common   478160104   $311	  4623      Sole  None	Sole
Lab CP Of Amer Hldg Common   50540R409   $6394    132661    Sole  None	Sole
Microsoft           Common   594918104   $4936    204229    Sole  None	Sole
NASDAQ              Common   631100104   $374	  10233     Sole  None  Sole
Nuance Comm.        Common   669967101   $32	  11009     Sole  None  Sole
Oracle              Common   68389X105   $302	  24179     Sole  None  Sole
Pfizer Inc.         Common   717081103   $11747   447182    Sole  None	Sole
Royal BK Scotland   Pref     780097796   $2217    87618     Sole  None  Sole
Sandisk             Common   80004C101   $307	  11045     Sole  None  Sole
Standard Fed Bank   cd       85339PB22   $445	  400000    Sole  None	Sole
Stryker             Common   863667101   $5731    128470    Sole  None  Sole
Sun Mikrosystems    Common   866810104   $92      22650     Sole  None  Sole
Time Warner         Common   887317105   $5376    306342    Sole  None  Sole
US Treas Strip      zt       912833GD6   $260     300000    Sole  None  Sole
Untd Sec Bnkshares  Common   911460103   $691	  30000     Sole  None  Sole
Veritas Software    Common   923436109   $373	  16053     Sole  None	Sole
Viacom              Common   925524308   $4910    140982    Sole  None  Sole
Wachovia Bank       cd       92977BAL5   $446	  400000    Sole  None  Sole
Walt Disney         Pref     254687304   $910	  35282     Sole  None  Sole
Wells Fargo         Pref     76Y207      $2917    113959    Sole  None  Sole
Whirlpool Corp.     Common   963320106   $6067    89569     Sole  None  Sole